Revenue - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 31,882,000	$ 0	$ 44,698,000	$ 0	$ 5,396,067
Americas
Disaggregation of Revenue [Line Items]
Total revenue	20,126,000		29,352,000		5,036,463
Europe
Disaggregation of Revenue [Line Items]
Total revenue	7,800,000		10,800,000		359,604
Asia
Disaggregation of Revenue [Line Items]
Total revenue	3,956,000		4,546,000
Medical Services
Disaggregation of Revenue [Line Items]
Total revenue	14,773,000	0	22,911,000	0	1,664,278
Subscriptions and Licenses
Disaggregation of Revenue [Line Items]
Total revenue	9,145,000	0	12,803,000	0	3,303,636
Professional IT Services
Disaggregation of Revenue [Line Items]
Total revenue					700,109
Medical Services
Disaggregation of Revenue [Line Items]
Total revenue					964,169
Product Revenues
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,964,000	$ 0	$ 8,984,000	$ 0	$ 428,153